ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and social insurance	¥ 82,993		¥ 54,993	¥ 44,610
Taxes payable	19,241		23,040	17,460
Accrued issuance costs for Series F financing			5,549
Payable for repurchase of treasury stocks	12,744
Deposits of BNY MELLON	30,641
Deposits	191		765	184
Staff reimbursements	17,918		911	1,375
Other payables	3,259		471	979
Accrued expenses and other current liabilities	¥ 166,987	$ 26,204	¥ 85,729	¥ 64,608